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SchwabFunds(R)
101 Montgomery Street
San Francisco, CA  94104

November 18, 2003
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Schwab Investments
        File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectuses and Statements of Additional Information, dated November 15, 2003, for the Schwab Short-Term Bond Market Fund (TM), Schwab Total Bond Market
Fund (TM), Schwab California Long-Term Tax-Free Bond Fund (TM), Schwab California Short/Intermediate Tax-Free Bond Fund (TM), Schwab Long-Term Tax-Free Bond Fund (TM),Schwab Short/Intermediate Tax-Free Bond Fund (TM), Schwab YieldPlus Fund(R) and Schwab GNMA Fund (TM) do not differ from those filed in the most recent Post-Effective Amendment No.48, which was filed electronically.


Sincerely,

/s/Steven Schantz
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Steven Schantz
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.